STOCK-BASED COMPENSATION (Details)		1 Months Ended			3 Months Ended		11 Months Ended	12 Months Ended
	Nov. 18, 2015 installments shares	Dec. 31, 2015 USD ($) $ / shares shares	Jan. 31, 2014 USD ($)	Dec. 31, 2013 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares	Sep. 30, 2015 USD ($)	Nov. 24, 2015 USD ($)	Dec. 31, 2015 USD ($) plan installments $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2013 USD ($) $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award
Number of share-based compensation plans | plan								1
Number of shares available for grant		16,600,000.0			16,600,000.0			16,600,000.0
Term of share-based compensation plan (in years)								10 years
Number of annual vesting installments | installments								4
Unrecognized compensation cost related to all equity awards | $		$ 95,900,000			$ 95,900,000			$ 95,900,000
Weighted-average period of recognition (in years)								2 years 9 months 18 days
Tax benefit recognized related to stock-based compensation | $								$ 16,900,000	$ 7,900,000	$ 4,100,000
Intrinsic value of stock options exercised | $								$ 5,700,000	$ 10,700,000	$ 34,700,000
Number of stock options granted during period								21,100,000	5,600,000	400,000
Weighted average fair value of stock options granted with exercise price equal to market price of common stock (in dollars per share) | $ / shares		$ 3.46		$ 4.98	$ 3.46			$ 3.46	$ 5.21	$ 4.98
Number of stock options granted in period with exercise price greater than market price								0	0	0
Cash received from stock option exercises | $		$ 100,000					$ 0		$ 0	$ 0
Tax benefit realized from stock option exercises | $		100,000					$ 1,200,000		1,700,000	$ 4,200,000
Aggregate intrinsic value of subsidiary denominated equity awards | $		$ 246,300,000			$ 246,300,000			$ 246,300,000	$ 226,800,000
Aggregate number of shares required to settle vested and unvested interests at current estimated fair values								18,200,000	9,400,000
Increase or decrease in shares required to settle interest held by subsidiaries with 10% increase or decrease in fair value of subsidiaries								2,400,000
Decrease in shares required to settle interest held by subsidiaries with 10% decrease in company's stock price								1,700,000
Increase in shares required to settle interest held by subsidiaries with 10% increase in company's stock price								2,000,000
Incremental compensation cost | $					7,700,000	$ 6,800,000
Stock option exercises settled in cash | $					$ 23,400,000
Fair value of equity award to non-employee | $								$ 19,600,000
Number of shares exercised during period								903,000
Chairman and Chief Executive Officer
Share-based Compensation Arrangement by Share-based Payment Award
Number of stock options granted during period	1,800,000
IAC
Share-based Compensation Arrangement by Share-based Payment Award
Vesting period								4 years
Estimated contractual term of awards (in years)		10 years
Number of stock options granted during period								0	0	100,000
Tinder
Share-based Compensation Arrangement by Share-based Payment Award
Subsequent liquidity events (in months)								18 months
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award
Number of annual vesting installments | installments								4
Vesting period								4 years
Estimated contractual term of awards (in years)		10 years
Expected volatility								28.00%	29.00%	41.00%
Risk-free interest rate								1.30%	1.30%	0.80%
Dividend yield								0.00%	0.00%	0.00%
Derived service period (in years)								4 years 1 month 6 days	4 years 2 months 12 days	4 years 2 months 12 days
Stock Options | Chairman and Chief Executive Officer
Share-based Compensation Arrangement by Share-based Payment Award
Number of annual vesting installments | installments	4
Required duration of stock price above relevant threshold (in days)								20 days
Stock Options | IAC | Former Chief Executive Officer
Share-based Compensation Arrangement by Share-based Payment Award
Incremental compensation cost | $			$ 7,400,000
Stock option exercises settled in cash | $				$ 9,200,000
Number of shares exercised during period				500,000
Stock Options | Weighted Average | Chairman and Chief Executive Officer
Share-based Compensation Arrangement by Share-based Payment Award
Expected volatility								27.00%
Risk-free interest rate								2.30%
Dividend yield								0.00%
Derived service period (in years)								3 years
Stock Options | Period One
Share-based Compensation Arrangement by Share-based Payment Award
Vesting rights percentage for each installment period		25.00%
Stock Options | Period Two
Share-based Compensation Arrangement by Share-based Payment Award
Vesting rights percentage for each installment period		25.00%
Stock Options | Period Three
Share-based Compensation Arrangement by Share-based Payment Award
Vesting rights percentage for each installment period		25.00%
Stock Options | Period Four
Share-based Compensation Arrangement by Share-based Payment Award
Vesting rights percentage for each installment period		25.00%
RSU's and PSU's | IAC
Share-based Compensation Arrangement by Share-based Payment Award
Number of RSu's and PSU's granted during period								700,000	0	100,000
RSUs
Share-based Compensation Arrangement by Share-based Payment Award
Number of RSu's and PSU's granted during period								489,000	0	0
RSUs | Maximum
Share-based Compensation Arrangement by Share-based Payment Award
Vesting period								4 years